UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2018

Item 1. Schedule of Investments.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF
Schedule of Investments
July 31, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 100.0%
	Accommodation and Food Services - 1.8%
986	McDonald’s Corporation^	$155,334

	Administrative and Support and Waste Management and Remediation Services - 1.8%
1,136	Automatic Data Processing, Inc.^	153,349

	Finance and Insurance - 9.5%
3,565	Aflac, Inc.^	165,915
2,201	Cincinnati Financial Corporation^	166,461
4,777	Franklin Resources, Inc.^	163,947
731	S&P Global, Inc.^	146,522
1,284	T Rowe Price Group, Inc.^	152,899
		795,744

	Information - 1.9%
4,915	AT&T, Inc.^	157,133

	Manufacturing - 56.8% ♦
2,418	Abbott Laboratories^	158,476
1,701	AbbVie, Inc.^	156,883
1,003	Air Products & Chemicals, Inc.^	164,662
2,612	A.O. Smith Corporation^	155,492
3,292	Archer-Daniels-Midland Company^	158,872
627	Becton Dickinson and Company^	156,982
2,939	Brown-Forman Corporation - Class B	156,414
1,257	Chevron Corporation^	158,721
752	Cintas Corporation^	153,769
1,201	Clorox Company^	162,339
3,441	Coca-Cola Company^	160,454
2,386	Colgate-Palmolive Company^	159,886
1,966	Dover Corporation^	163,139
1,107	Ecolab, Inc.^	155,755
2,261	Emerson Electric Company^	163,425
1,876	Exxon Mobil Corporation^	152,913
791	General Dynamics Corporation^	158,010
4,174	Hormel Foods Corporation^	150,139
1,204	Johnson & Johnson^	159,554
1,467	Kimberly-Clark Corporation^	167,033
1,329	McCormick & Company, Inc.^	156,211
1,751	Medtronic plc^	157,993
2,296	Nucor Corporation^	153,671
3,525	Pentair plc^	157,391
1,357	PepsiCo, Inc.^	156,055
1,468	PPG Industries, Inc.^	162,449
953	Praxair, Inc.	159,627
551	Roper Technologies, Inc.^	166,347
1,111	Stanley Black & Decker, Inc.^	166,061
1,702	V.F. Corporation^	156,703
		4,765,426

		Real Estate - 1.9%
1,257		Federal Realty Investment Trust#	157,754

		Retail Trade - 9.4%
1,557		Lowe’s Companies, Inc.^	154,672
1,962		Target Corporation^	158,294
462		W.W. Grainger, Inc.	160,111
2,377		Walgreens Boots Alliance, Inc.^	160,733
1,770		Walmart, Inc.^	157,937
			791,747

		Utilities - 1.9%
2,006		Consolidated Edison, Inc.^	158,334

		Wholesale Trade - 15.0%
776		3M Company^	164,760
3,166		Cardinal Health, Inc.^	158,142
1,591		Genuine Parts Company^	154,820
1,127		Illinois Tool Works, Inc.^	161,533
3,493		Leggett & Platt, Inc.^	152,190
1,971		Procter & Gamble Company^	159,414
362		Sherwin-Williams Company	159,544
2,217		Sysco Corporation^	149,005
			1,259,408
		TOTAL COMMON STOCKS (Cost $8,010,199)	8,394,229

		SHORT-TERM INVESTMENTS - 0.2%
20,924		First American Treasury Obligations Fund - Class X, 1.79%*	20,924
		TOTAL SHORT-TERM INVESTMENTS (Cost $20,924)	20,924

		TOTAL INVESTMENTS (Cost $8,031,123) - 100.2%	8,415,153
		Liabilities in Excess of Other Assets - (0.2%)	(20,531)
		NET ASSETS - 100.0%	$8,394,622

		Percentages are stated as a percent of net assets.
	^	All or a portion of this security is held as collateral for the options written.
	♦	To the extent that the fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	#	Real Estate Investment Trust (“REIT”).
	*	Rate shown is the annualized seven-day yield as of July 31, 2018.

Cboe Vest S&P 500® Dividend Aristocrats Target Income ETF
Schedule of Options Written
July 31, 2018 (Unaudited)

Contracts (100 shares per contract)		Description	Notional Amount	Value
		CALL OPTIONS WRITTEN (a) - (0.3)%
1		3M Company, Expires 8/17/2018, Exercise Price $200.00	(21,232)	$(1,315)
3		Abbott Laboratories, Expires 8/17/2018, Exercise Price $62.50	(19,662)	(990)
2		AbbVie, Inc., Expires 8/17/2018, Exercise price $90.00	(18,446)	(670)
4		Aflac, Inc., Expires 8/17/2018, Exercise Price $42.50	(18,616)	(1,620)
1		Air Products & Chemicals, Inc., Expires 8/17/2018, Exercise Price $155.00	(16,417)	(970)
3		A.O. Smith Corporation, Expires 8/17/2018, Exercise Price $60.00	(17,859)	(240)
4		Archer-Daniels-Midland Company, Expires 8/17/2018, Exercise Price $47.00	(19,304)	(614)
5		AT&T, Inc., Expires 8/17/2018, Exercise Price $31.00	(15,985)	(588)
1		Automatic Data Processing, Inc., Expires 8/17/2018, Exercise Price $135.00	(13,499)	(365)
1		Becton Dickinson and Company, Expires 8/17/2018, Exercise Price $250.00	(25,037)	(520)
3		Cardinal Health, Inc., Expires 8/17/2018, Exercise $50.00	(14,985)	(547)
1		Chevron Corporation, Expires 8/17/2018, Exercise Price $120.00	(12,627)	(665)
2		Cincinnati Financial Corporation, Expires 8/17/2018, Exercise Price $70.00	(15,126)	(1,130)
1		Cintas Corporation, Expires 8/17/2018, Exercise Price $200.00	(20,448)	(595)
1		Clorox Company, Expires 8/17/2018, Exercise Price $130.00	(13,517)	(690)
4		Coca-Cola Company, Expires 8/17/2018, Exercise Price $45.00	(18,652)	(710)
3		Colgate-Palmolive Company, Expires 8/17/2018, Exercise Price $65.00	(20,103)	(714)
2		Consolidated Edison, Inc., Expires 8/17/2018, Exercise Price $77.50	(15,786)	(400)
2		Dover Corporation, Expires 8/17/2018, Exercise Price $80.00	(16,596)	(710)
1		Ecolab, Inc., Expires 8/17/2018, Exercise Price $140.00	(14,070)	(217)
2		Emerson Electric Company, Expires 8/17/2018, Exercise Price $70.00	(14,456)	(590)
2		Exxon Mobil Corporation, Expires 8/17/2018, Exercise Price $82.50	(16,302)	(89)
5		Franklin Resources, Inc., Expires 8/17/2018, Exercise Price $32.50	(17,160)	(1,012)
1		General Dynamics Corporation, Expires 8/17/2018, Exercise Price $195.00	(19,976)	(645)
2		Genuine Parts Company, Expires 8/17/2018, Exercise Price $97.50	(19,462)	(275)
4		Hormel Foods Corporation, Expires 8/17/2018, Exercise Price $37.50	(14,388)	(50)
1		Illinois Tool Works, Inc., Expires 8/17/2018, Exercise Price $145.00	(14,333)	(180)
1		Johnson & Johnson, Expires 8/17/2018, Exercise Price $125.00	(13,252)	(782)
2		Kimberly-Clark Corporation, Expires 8/17/2018, Exercise Price $105.00	(22,772)	(1,860)
4		Leggett & Platt, Inc., Expires 8/17/2018, Exercise Price $45.00	(17,428)	(80)
2		Lowe’s Companies, Inc., Expires 8/17/2018, Exercise Price $100.00	(19,868)	(301)
1		McCormick & Company, Inc., Expires 8/17/2018, Exercise Price $120.00	(11,754)	(83)
1		McDonald’s Corporation, Expires 8/17/2018, Exercise Price $160.00	(15,754)	(114)
2		Medtronic plc, Expires 8/17/2018, Exercise Price $87.50	(18,046)	(630)
3		Nucor Corporation, Expires 8/17/2018, Exercise Price $67.50	(20,079)	(332)
4		Pentair plc, Expires 8/17/2018, Exercise Price $45.00	(17,860)	(240)
1		PepsiCo, Inc., Expires 8/17/2018, Exercise Price $115.00	(11,500)	(151)
2		PPG Industries, Inc., Expires 8/17/2018, Exercise Price $105.00	(22,132)	(1,230)
2		Procter & Gamble Company, Expires 8/17/2018, Exercise Price $77.50	(16,176)	(735)
1		Roper Technologies, Inc., Expires 8/17/2018, Exercise Price $290.00	(30,190)	(1,325)
1		S&P Global, Inc., Expires 8/17/2018, Exercise Price $210.00	(20,044)	(28)
1		Stanley Black & Decker, Inc., Expires 8/17/2018, Exercise Price $145.00	(14,947)	(575)
2		Sysco Corporation, Expires 8/17/2018, Exercise Price $70.00	(13,442)	(90)
1		T Rowe Price Group, Inc., Expires 8/17/2018, Exercise Price $120.00	(11,908)	(168)
2		Target Corporation, Expires 8/17/2018, Exercise Price $77.50	(16,136)	(725)
2		V.F. Corporation, Expires 8/17/2018, Exercise Price $92.50	(18,414)	(255)
3		Walgreens Boots Alliance, Inc., Expires 8/17/2018, Exercise Price $65.00	(20,286)	(938)
2		Walmart, Inc., Expires 8/17/2018, Exercise Price $87.50	(17,846)	(552)
		TOTAL CALL OPTIONS WRITTEN (Premiums Received $19,850)		$(28,305)

	(a)	Exchange-Traded

Summary of Fair Value Disclosure at July 31, 2018 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the  best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, liquidity of markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,394,229	$-	$-	$8,394,229
Short-Term Investments	20,924	-	-	20,924
Total Investments in Securities	$8,415,153	$-	$-	$8,415,153

^See Schedule of Investments for breakout of investments by sector classification.

Liabilities	Level 1	Level 2	Level 3	Total
Call Options Written	$-	$28,305	$-	$28,305
Total Call Options Written	$-	$28,305	$-	$28,305

Transfers between levels are recognized at the end of the reporting period. During the period ended July 31, 2018, the Funds did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Assistant Treasurer (acting principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and acting principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    ETF Series Solutions

By (Signature and Title)        /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date        9/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Paul R. Fearday
 Paul R. Fearday, President (principal executive officer)

Date        9/19/2018

By (Signature and Title)*        /s/ Elizabeth A. Winske
  Elizabeth A. Winske, Assistant Treasurer (acting principal financial officer)

Date        9/19/2018

* Print the name and title of each signing officer under his or her signature.